Trade and other payables	12 Months Ended
Jun. 30, 2023
Trade and other payables
Trade and other payables

18. Trade and other payables

Group’s trade and other payables as of June 30, 2023 and 2022 were as follows:

	06.30.2023	06.30.2022
Customers´ advances (*)	9,089	7,849
Trade payables	2,826	3,447
Accrued invoices	2,452	2,542
Admission fees (*)	8,170	5,551
Other income to be accrued	145	207
Tenant deposits	141	144
Total trade payables	22,823	19,740
Taxes payable	2,823	2,865
Other payables	9,797	3,439
Total other payables	12,620	6,304
Total trade and other payables	35,443	26,044
Non-current	9,838	7,668
Current	25,605	18,376
Total	35,443	26,044

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).